Note 17: Executive and Board Compensation	12 Months Ended
May 31, 2013
Notes
Note 17: Executive and Board Compensation

NOTE 17: EXECUTIVE AND BOARD COMPENSATION

The Company entered in a Management and Financial Service Agreement with Mr. Wayne St. Cyr as the Executive Vice President, Marketing and Strategic Development on December 21, 2010 for a ten day period ending December 31, 2010 which was extended for a 12 month term to December 31, 2011, whereby the Executive Vice President, Marketing and Strategic Development is paid $10,000 per month. The Company has not renewed the contract with Mr. Ct. Cyr and has retained Mr. St. Cyr on a month to month basis. In addition to his duties as Executive Vice President, Marketing and Strategic Development, Mr. St. Cyr is the Corporate Secretary for the Company. Mr. St Cyr is paid $10,000 per month.

The Company entered into a Management and Financial Service Agreement for Mr. Jerry G. Mikolajczyk for a 12-month period commencing on June 1, 2011 and ending May 31, 2012. Mr. Mikolajczyk is hired through a service company, and will be paid $120,000 in cash payments for the services of Mr. Mikolajczyk. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5,000,000. The Company has not renewed the contract with Mr. Mikolajczyk. Mr. Mikolajczyk continues to work for the Company on a month-to-month basis and is paid $10,000 per month.

The Company entered into a Management and Financial Service Agreement with Mr. Peter Matousek for a 12-month period commencing June 1, 2011 and ending May 31, 2012 whereby Mr. Matousek will be paid $90,000 in cash payments. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5,000,000. The Company has not renewed the contract with Mr. Matousek. Mr. Matousek continues to work for the Company on a month-to-month basis and is paid $7,500 per month.

The Company entered into Board Member Compensation Agreements with Mr. Kevin M. Grapes and Mr. Jerry G. Mikolajczyk as directors of the Company for a term of one (1) year ending August 31, 2012. Both Mr. Grapes and Mr. Mikolajczyk will receive 5,000 shares per month of the Company’s common stock in consideration for them serving on the Company’s Board of Directors. The common stock will be valued based on the average of the 5 trading day close price prior to each month end. This amount includes all costs related to the engagement Director of the Company except 3rd party or travel expenses.

On May 21, 2012, Mr. Kevin M. Grapes resigned as a Board member.

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On May 22, 2012, Company entered into a Board Member Compensation Agreement with Dr. William D. Spier as a director of the Company for a term of one (1) year ending May 31, 2013. Dr. Spier will receive 5,000 shares per month of the Company’s common stock in consideration for them serving on the Company’s Board of Directors. The common stock will be valued based on the average of the 5 trading day close price prior to each month end. This amount includes all costs related to the engagement Director of the Company except 3rd party or travel expenses.

On May 25, 2012, Company entered into a Board Member Compensation Agreement with Mr. Peter Matousek as a director of the Company for a term of one (1) year ending May 31, 2013. Mr. Matousek will receive 5,000 shares per month of the Company’s common stock in consideration for them serving on the Company’s Board of Directors. The common stock will be valued based on the average of the 5 trading day close price prior to each month end. This amount includes all costs related to the engagement Director of the Company except 3rd party or travel expenses.

The Company authorized and approved an aggregate of 136,129 shares for the period ended May 31, 2012 with an average price of $0.0333 per share to the Board pursuant to a Board Member Compensation Agreements with Mr. Jerry G. Mikolajczyk, Mr. Kevin M. Grapes, Mr. Peter Matousek and Dr. William D. Spier. The Company issued 105,000 of the 136,129 shares to the Board as of May 31, 2012.  The balance,  31,129 shares, cost of $2,106 for the period March 1, 2012 to May 31, 2012,  were issued to the Board on June 25, 2012.

The Company authorized and approved an aggregate of 45,000 shares for the period ended August 31, 2012 with an average price of $0.04033 per share to the Board pursuant to Board Member Compensation Agreements with Mr. Jerry G. Mikolajczyk, Mr. Peter Matousek and Dr. William D. Spier. The 45,000 shares were issued to the Board on October 26, 2012.

On August 31, 2012, Jerry G. Mikolajczyk was re-appointed as a director by the Board of Directors of  the Company for another one-year term ending August 31, 2013.  In consideration for Mr. Mikolajczyk’s service as director, the Company will issue 5,000 shares per month of the Company’s stock, which will be valued based on the average of the five trading day close price prior to each month end.  In addition, the Company will reimburse Mr. Mikolajczyk for the preapproved cost of airfare, travel expenses and disbursements made on behalf of the Company.

The Company authorized and approved an aggregate of 45,000 shares for the period ended November  30, 2012 with an average price of $0.01228 per share to the Board pursuant to Board Member Compensation Agreements with Mr. Jerry G. Mikolajczyk, Mr. Peter Matousek and Dr. William D. Spier.

The Company authorized and approved an aggregate of 45,000 shares for the period ended February 28, 2013 with an average price of $0.01093 per share to the Board pursuant to Board Member Compensation Agreements with Mr. Jerry G. Mikolajczyk, Mr. Peter Matousek and Dr. William D. Spier.

On May 30, 2013, the Board of Directors renewed the Board Member Compensation Agreement with Dr. William D. Spier as a director of the Company for a term of one (1) year ending May 31, 2014. Mr. Spier will receive 5,000 shares per month of the Company’s common stock in consideration for them serving on the Company’s Board of Directors. The common stock will be valued based on the average of the 5 trading day close price prior to each month end. This amount includes all costs related to the engagement Director of the Company except 3rd party or travel expenses. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5 million.

On May 30, 2013, the Board of Directors renewed the Board Member Compensation Agreement with Mr. Peter Matousek as a director of the Company for a term of one (1) year ending May 31, 2014. Mr. Matousek will receive 5,000 shares per month of the Company’s common stock in consideration for them serving on the Company’s Board of Directors. The common stock will be valued based on the average of the 5 trading day close price prior to each month end. This amount includes all costs related to the engagement Director of the Company except 3rd party or travel expenses. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5 million.

On May 31, 2013, the Company entered into a Management and Financial Service Agreement with Dr. William D. Spier as Treasurer of the Company for a 12-month period commencing June 1, 2013 and ending May 31, 2014 whereby Dr. Spier will be paid $90,000 in cash payments. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5 million.

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The Company authorized and approved an aggregate of 45,000 shares for the period ended May 31, 2013 with an average price of $0.01033 per share to the Board pursuant to Board Member Compensation Agreements with Mr. Jerry G. Mikolajczyk, Mr. Peter Matousek and Dr. William D. Spier.

The Schedule of Board Compensation below represents the shares issued or approved to the Board with the 5-Day Average Share Closing Price for each month during the fiscal year ending May 31, 2013:

Schedule of Board Compensation

Month	Board Shares Approved, Not Issued	Board Shares Issued	5 Day Average Share Closing Price	Cost Base
June	0	15,000	$0.03800	$570.00
July	0	15,000	$0.04400	$660.00
August	0	15,000	$0.03900	$585.00
Quarter Total	0	45,000	$0.04033	$1,815.00
September	0	15,000	$0.02320	$348.00
October	0	15,000	$0.00770	$115.60
November	0	15,000	$0.00590	$89.10
Quarter Total	0	45,000	$0.01228	$552.70
December	0	15,000	$0.00774	$116.10
January	0	15,000	$0.00982	$147.30
February	0	15,000	$0.01522	$228.30
Quarter Total	0	45,000	$0.01093	$491.70
March	0	15,000	$0.01392	$208.80
April	0	15,000	$0.01028	$154.20
May	0	15,000	$0.00680	$102.00
Quarter Total	0	45,000	$0.01033	$465.00
Year Total	0	180,000	$0.01846	$3,323.50

                The following Schedules of Executive Compensation discloses compensation paid/accrued during the fiscal years ended May 31, 2013 and 2012 to the Company’s Officers and the most highly compensated executive officer whose total compensation exceeded $100,000 for the fiscal year ended May 31, 2013 (Collectively, the “Named Executive Officers”). No restricted stock awards, long-term incentive plan payouts or other types of compensation, other than the compensation identified in the table below, were paid/accrued to the Named Executive Officers during these fiscal years.

2013 Schedule of Executive Compensation

Name and Principal Position	Salary[2]	Bonus	Stock Award	Option Awards	Total Salary
Jerry G. Mikolajczyk, President/CEO/CFO	120000	0	0	0	120000
Wayne St. Cyr, Executive Vice President	120000	0	0	0	120000
Peter Matousek, VP-Investor Relations[1]	90000	0	0	0	90000
Dr. William D. Spier, Treasurer	29032	0	0	0	29032

2012 Schedule of Executive Compensation

Name and Principal Position	Salary[2]	Bonus	Stock Award	Option Awards	Total Salary
Jerry G. Mikolajczyk, President/CEO/CFO	120000	0	0	0	120000
Wayne St. Cyr, Executive Vice President	120000	0	0	0	120000
Peter Matousek, VP-Investor Relations[1]	90000	0	0	0	90000